Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.35513%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,119,353.11

Principal:
Principal Collections	$31,103,997.84
Prepayments in Full	$17,078,376.64
Liquidation Proceeds	$575,069.84
Recoveries	$12,843.68
Sub Total	$48,770,288.00
Collections	$52,889,641.11

Purchase Amounts:
Purchase Amounts Related to Principal	$211,337.25
Purchase Amounts Related to Interest	$708.58
Sub Total	$212,045.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,101,686.94

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,101,686.94
Servicing Fee	$1,260,376.10	$1,260,376.10	$0.00	$0.00	$51,841,310.84
Interest - Class A-1 Notes	$106,418.22	$106,418.22	$0.00	$0.00	$51,734,892.62
Interest - Class A-2a Notes	$1,114,826.33	$1,114,826.33	$0.00	$0.00	$50,620,066.29
Interest - Class A-2b Notes	$209,344.89	$209,344.89	$0.00	$0.00	$50,410,721.40
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$49,272,427.23
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$48,892,973.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,892,973.48
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$48,769,807.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,769,807.81
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$48,681,461.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,681,461.98
Regular Principal Payment	$73,275,024.98	$48,681,461.98	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,101,686.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$48,681,461.98
Total					$48,681,461.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$45,177,544.25	$142.18	$106,418.22	$0.33	$45,283,962.47	$142.51
Class A-2a Notes	$2,901,062.06	$6.03	$1,114,826.33	$2.32	$4,015,888.39	$8.35
Class A-2b Notes	$602,855.67	$6.03	$209,344.89	$2.09	$812,200.56	$8.12
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$48,681,461.98	$29.84	$3,159,848.86	$1.94	$51,841,310.84	$31.78

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$45,177,544.25	0.1421795	$0.00	0.0000000
Class A-2a Notes	$481,220,000.00	1.0000000	$478,318,937.94	0.9939714
Class A-2b Notes	$100,000,000.00	1.0000000	$99,397,144.33	0.9939714
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,359,077,544.25	0.8329467	$1,310,396,082.27	0.8031110

Pool Information
Weighted Average APR	3.267%	3.248%
Weighted Average Remaining Term	53.78	52.92
Number of Receivables Outstanding	54,811	53,666
Pool Balance	$1,512,451,321.92	$1,462,900,084.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,381,311,323.84	$1,336,299,989.45
Pool Factor	0.8465059	0.8187725

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$126,600,095.54
Targeted Overcollateralization Amount	$177,097,565.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$152,504,002.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		113	$582,455.36
(Recoveries)		10	$12,843.68
Net Loss for Current Collection Period			$569,611.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4519%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1950%
Second Prior Collection Period			0.1865%
Prior Collection Period			0.3354%
Current Collection Period			0.4595%
Four Month Average (Current and Prior Three Collection Periods)			0.2941%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		511	$1,611,052.20
(Cumulative Recoveries)			$47,376.47
Cumulative Net Loss for All Collection Periods			$1,563,675.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0875%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,152.74
Average Net Loss for Receivables that have experienced a Realized Loss			$3,060.03

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.56%	276	$8,137,670.41
61-90 Days Delinquent	0.07%	31	$951,600.86
91-120 Days Delinquent	0.01%	5	$166,843.58
Over 120 Days Delinquent	0.00%	1	$36,467.58
Total Delinquent Receivables	0.64%	313	$9,292,582.43

Repossession Inventory:
Repossessed in the Current Collection Period		39	$1,279,231.19
Total Repossessed Inventory		50	$1,719,777.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0554%
Prior Collection Period			0.0821%
Current Collection Period			0.0689%
Three Month Average			0.0688%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0789%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer